Intangible Assets - Schedule of Future Amortization and Accretion of Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Leases, Acquired-in-Place [Member]
2023 (Remainder)	$ 161
2023/2024	303	$ 320
2024/2025	189	303
2025/2026	102	189
2026/2027	26	102
Thereafter	0
Finite-Lived Intangible Assets, Net	781	943
2027		29
Thereafter		0
Lease Commissions [Member]
2023 (Remainder)	12
2023/2024	20	24
2024/2025	9	21
2025/2026	4	9
2026/2027	1	4
Thereafter	0
Finite-Lived Intangible Assets, Net	46	59
2027		1
Thereafter		0
Technology-Based Intangible Assets [Member]
2023 (Remainder)	231
2023/2024	448	448
2024/2025	448	443
2025/2026	448	443
2026/2027	421	443
Thereafter	1,462
Finite-Lived Intangible Assets, Net	$ 3,458	3,656
2027		415
Thereafter		$ 1,464